Note 7 - Stock-based Compensation Plan (Detail) - Activity in Share Option Plan and Stock Plan (USD $)	0 Months Ended	1 Months Ended	3 Months Ended	12 Months Ended
	Jun. 12, 2012	Mar. 29, 2011	Jun. 30, 2012	Mar. 31, 2012	Mar. 31, 2011
Outstanding at March 31, 2012			140,870
Outstanding at March 31, 2012 (in Dollars per share)			$ 28.00
Granted	1,375	119,213	1,375	26,500	122,662
Granted (in Dollars per share)	$ 15.20	$ 24.00	$ 16.00	$ 24.00	$ 24.00
Forfeited		15,503	(568)	(30,031)	(21,071)
Forfeited (in Dollars per share)			$ 95.94	$ 84.00	$ 132.00
Outstanding at end of period			141,677	140,870
Outstanding at end of period (in Dollars per share)			$ 28.00	$ 28.00